Segmented Information (Tables)	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Disclosure of operating segments

Oil Sands Mining and Upgrading			Midstream and Refining			Inter–segment elimination and Other			Total
2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017

$11,340	$11,521	$7,072	$88	$102	$102	$351	$410	$448	$22,950	$20,668	$16,522
—	—	—	—	—	—	145	148	161	1,419	1,614	1,838
6	—	—	—	—	—	—	—	—	25	—	—
11,346	11,521	7,072	88	102	102	496	558	609	24,394	22,282	18,360
(481)	(479)	(167)	—	—	—	—	—	—	(1,523)	(1,255)	(1,018)
10,865	11,042	6,905	88	102	102	496	558	609	22,871	21,027	17,342

3,276	3,367	2,600	20	21	16	56	58	71	6,277	6,464	5,675
1,306	1,087	679	—	—	—	437	491	527	4,699	4,189	3,529
1,656	1,557	1,220	14	14	9	—	—	—	5,546	5,161	5,186
61	61	48	—	—	—	—	—	—	190	186	164
—	—	—	—	—	—	—	—	—	49	(10)	(45)
—	—	(230)	—	—	(114)	—	—	—	—	(452)	(379)
—	—	—	287	5	(31)	—	—	—	287	5	(31)
6,299	6,072	4,317	321	40	(120)	493	549	598	17,048	15,543	14,099
$4,566	$4,970	$2,588	$(233)	$62	$222	$3	$9	$11	$5,823	$5,484	$3,243

									344	325	319
									223	(146)	134
									836	739	631
									28	(124)	80
									(570)	827	(787)
									6	341	(7)
									867	1,962	370
									4,956	3,522	2,873
									434	374	(164)
									(894)	557	640
									$5,416	$2,591	$2,397

(1)	Includes blending and feedstock costs associated with the processing of third party bitumen and other purchased feedstock in the Oil Sands Mining and Upgrading segment

(2)	'Other' includes recoveries associated with the joint operation partners' share of the costs of lease contracts and other income of a trivial nature.

	North America			North Sea			Offshore Africa
(millions of Canadian dollars)	2019	2018	2017	2019	2018	2017	2019	2018	2017
Segmented product sales
Crude oil and NGLs (1)	$9,679	$7,254	$7,655	$860	$753	$666	$632	$628	$579
Natural gas	1,150	1,256	1,506	57	140	118	67	70	53
Other (2)	6	—	—	5	—	—	8	—	—
Total segmented product sales	10,835	8,510	9,161	922	893	784	707	698	632
Less: royalties	(998)	(723)	(809)	(2)	(2)	(1)	(42)	(51)	(41)
Segmented revenue	9,837	7,787	8,352	920	891	783	665	647	591
Segmented expenses
Production	2,425	2,405	2,362	391	405	400	109	208	226
Transportation, blending and feedstock (1)	2,935	2,587	2,291	19	22	31	2	2	1
Depletion, depreciation and amortization	3,326	3,132	3,243	308	257	509	242	201	205
Asset retirement obligation accretion	95	87	80	28	29	27	6	9	9
Realized risk management (commodity derivatives)	49	(10)	(45)	—	—	—	—	—	—
Gain on acquisition, disposition and revaluation of properties	—	(277)	(35)	—	(139)	—	—	(36)	—
Equity loss (gain) from investments	—	—	—	—	—	—	—	—	—
Total segmented expenses	8,830	7,924	7,896	746	574	967	359	384	441
Segmented earnings (loss) before the following	$1,007	$(137)	$456	$174	$317	$(184)	$306	$263	$150
Non–segmented expenses
Administration
Share-based compensation
Interest and other financing expense
Risk management activities (other)
Foreign exchange (gain) loss
Loss (gain) from investments
Total non–segmented expenses
Earnings before taxes
Current income tax expense (recovery)
Deferred income tax (recovery) expense
Net earnings

(1)	Includes blending and feedstock costs associated with the processing of third party bitumen and other purchased feedstock in the Oil Sands Mining and Upgrading segment

(2)	'Other' includes recoveries associated with the joint operation partners' share of the costs of lease contracts and other income of a trivial nature.

	2019	2018
Exploration and Production
North America	$30,963	$27,199
North Sea	1,948	1,699
Offshore Africa	1,529	1,471
Other	30	33
Oil Sands Mining and Upgrading	42,006	39,634
Midstream and Refining	1,418	1,413
Head office	227	110
	$78,121	$71,559

	2019			2018
	Net expenditures	Non-cash and fair value changes (2)	Capitalized costs	Net expenditures	Non-cash and fair value changes (2)	Capitalized costs

Exploration and evaluation assets
Exploration and Production
North America (3)	$129	$(219)	$(90)	$118	$(52)	$66
North Sea	—	—	—	—	—	—
Offshore Africa (4)	35	(2)	33	(54)	—	(54)
Oil Sands Mining and Upgrading (5)	—	—	—	218	(225)	(7)
	$164	$(221)	$(57)	$282	$(277)	$5

Property, plant and equipment
Exploration and Production
North America (3)	$4,702	$918	$5,620	$2,553	$(362)	$2,191
North Sea	196	153	349	131	(597)	(466)
Offshore Africa (6)	194	(1,476)	(1,282)	228	(86)	142
	5,092	(405)	4,687	2,912	(1,045)	1,867
Oil Sands Mining and Upgrading (7)	1,525	344	1,869	1,229	(166)	1,063
Midstream and Refining	10	—	10	13	—	13
Head office	34	(3)	31	21	—	21
	$6,661	$(64)	$6,597	$4,175	$(1,211)	$2,964

(1)
This table provides a reconciliation of capitalized costs, reported in note 6 and note 7, to net expenditures reported in the investing activities section of the statements of cash flows. The reconciliation excludes the impact of foreign exchange adjustments.

(2)	Derecognitions, asset retirement obligations, transfer of exploration and evaluation assets, and other fair value adjustments.

(3)	Includes cash consideration paid of $91 million for exploration and evaluation assets and $3,126 million for property, plant and equipment acquired from Devon in 2019.

(4)	Excludes the impact of a pre-tax cash gain of $16 million on the disposition of certain exploration and evaluation assets in 2018.

(5)
In 2018, total purchase consideration for the acquisition of the Joslyn oil sands project included $222 million for exploration and evaluation assets and $4 million for asset retirement obligations assumed. In addition, following integration of the Joslyn oil sands project into the Horizon mine plan and determination of proved crude oil reserves, the exploration and evaluation assets were transferred to property, plant, and equipment.

(6)	Includes a derecognition of property, plant and equipment of $1,515 million following the FPSO demobilization at the Olowi field, Gabon in 2019.

(7)	Net expenditures include capitalized interest and share-based compensation.